Gain on Sale of Assets - Additional Information (Details) - vessel	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Sale of Productive Assets [Abstract]
Number of vessel disposed	7	0	0